UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

Cash Account Trust-Money Market Portfolio
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 14.2%
Australia & New Zealand Banking Group Ltd., 0.255%, 4/23/2013	5,000,000	5,000,056
Banco del Estado de Chile:
0.28%, 2/19/2013	4,500,000	4,500,000
0.28%, 3/7/2013	5,000,000	4,999,976
0.3%, 2/8/2013	4,000,000	4,000,000
Bank of China Ltd., 0.41%, 2/15/2013	8,000,000	8,000,031
Bank of Montreal, 0.14%, 2/6/2013	30,000,000	30,000,000
Bank of Tokyo-Mitsubishi-UFJ Ltd., 0.24%, 3/18/2013	10,000,000	9,997,001
China Construction Bank Corp.:
0.31%, 3/5/2013	3,000,000	3,000,000
0.34%, 2/26/2013	10,000,000	10,000,000
0.36%, 4/5/2013	5,000,000	5,000,000
DnB Bank ASA, 0.23%, 2/4/2013	12,000,000	12,000,000
DZ Bank AG:
0.22%, 2/8/2013	8,000,000	8,000,000
0.22%, 3/18/2013	6,000,000	6,000,000
0.24%, 2/22/2013	10,000,000	10,000,000
0.25%, 3/1/2013	15,000,000	15,000,000
Industrial & Commercial Bank of China:
0.3%, 3/1/2013	5,000,000	5,000,000
0.31%, 2/26/2013	9,000,000	9,000,000
0.31%, 3/19/2013	6,500,000	6,500,000
Mitsubishi UFJ Trust & Banking Corp., 0.24%, 4/18/2013	3,000,000	3,000,000
Nordea Bank Finland PLC:
0.24%, 2/5/2013	7,000,000	7,000,000
0.24%, 3/25/2013	5,000,000	5,000,000
0.3%, 6/14/2013	3,000,000	3,000,000
0.31%, 3/18/2013	3,000,000	3,000,000
Norinchukin Bank, 0.17%, 2/5/2013	14,000,000	14,000,000
Rabobank Nederland NV, 0.5%, 3/15/2013	12,000,000	12,000,000
Skandinaviska Enskilda Banken AB, 0.26%, 2/25/2013	5,000,000	5,000,000
Standard Chartered Bank, 0.25%, 4/9/2013	13,500,000	13,500,000
Svenska Handelsbanken AB:
0.24%, 2/5/2013	10,500,000	10,500,006
0.28%, 7/23/2013	10,000,000	10,000,239
Toronto-Dominion Bank, 0.3%, 4/22/2013	5,000,000	5,000,444

Total Certificates of Deposit and Bank Notes (Cost $246,997,753)		246,997,753
Collateralized Mortgage Obligation 0.3%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.605% *, 3/20/2013 (Cost $5,000,000)	5,000,000	5,000,000
Commercial Paper 43.2%
Issued at Discount ** 39.8%
AT&T, Inc., 0.3%, 3/15/2013	5,000,000	4,998,250
Atlantis One Funding Corp., 144A, 0.255%, 3/18/2013	3,000,000	2,999,044
Australia & New Zealand Banking Group Ltd., 0.205%, 4/5/2013	17,750,000	17,743,632
Autobahn Funding Co., LLC, 144A, 0.25%, 4/2/2013	7,000,000	6,997,083
Barclays Bank PLC, 0.19%, 3/6/2013	12,000,000	11,997,910
Bedford Row Funding Corp.:
144A, 0.32%, 7/15/2013	3,500,000	3,494,898
144A, 0.39%, 10/21/2013	3,500,000	3,490,066
144A, 0.42%, 1/3/2014	3,500,000	3,486,280
BNZ International Funding Ltd., 144A, 0.22%, 4/16/2013	10,000,000	9,995,478
Caisse des Depots et Consignations:
144A, 0.25%, 2/15/2013	10,000,000	9,999,028
144A, 0.265%, 4/11/2013	3,000,000	2,998,476
144A, 0.275%, 4/26/2013	9,000,000	8,994,225
Coca-Cola Co., 0.24%, 3/1/2013	13,500,000	13,497,480
Collateralized Commercial Paper Co., LLC:
0.3%, 3/11/2013	4,000,000	3,998,733
0.33%, 4/4/2013	55,000,000	54,968,742
0.33%, 4/22/2013	24,500,000	24,482,033
Collateralized Commercial Paper II Co., LLC:
144A, 0.32%, 5/14/2013	9,000,000	8,991,840
144A, 0.33%, 5/15/2013	9,000,000	8,991,502
CPPIB Capital, Inc., 0.19%, 4/11/2013	9,500,000	9,496,540
DnB Bank ASA:
0.24%, 5/13/2013	9,000,000	8,993,940
0.26%, 4/8/2013	12,500,000	12,494,042
Erste Abwicklungsanstalt:
0.39%, 7/22/2013	8,500,000	8,484,254
0.425%, 7/8/2013	12,000,000	11,977,758
0.43%, 7/19/2013	8,500,000	8,482,943
0.43%, 8/13/2013	5,000,000	4,988,474
0.46%, 4/11/2013	17,500,000	17,484,571
0.48%, 5/2/2013	5,000,000	4,994,000
0.5%, 2/19/2013	4,000,000	3,999,000
0.55%, 2/26/2013	10,000,000	9,996,181
General Electric Capital Corp., 0.25%, 5/1/2013	12,000,000	11,992,583
Google, Inc., 0.15%, 5/2/2013	2,000,000	1,999,250
Hannover Funding Co., LLC, 0.25%, 2/19/2013	2,000,000	1,999,750
Kells Funding LLC:
144A, 0.34%, 5/28/2013	5,000,000	4,994,522
144A, 0.42%, 4/2/2013	30,000,000	29,979,000
144A, 0.46%, 4/17/2013	4,000,000	3,996,167
144A, 0.55%, 2/25/2013	3,000,000	2,998,900
144A, 0.56%, 3/20/2013	5,000,000	4,996,344
144A, 0.57%, 3/1/2013	2,000,000	1,999,113
Kreditanstalt Fuer Wiederaufbau:
144A, 0.19%, 5/2/2013	10,000,000	9,995,250
144A, 0.2%, 3/19/2013	22,000,000	21,994,378
144A, 0.2%, 4/8/2013	19,500,000	19,492,850
Manhattan Asset Funding Co., LLC, 144A, 0.21%, 2/4/2013	6,000,000	5,999,895
Matchpoint Master Trust, 0.26%, 3/12/2013	12,500,000	12,496,479
Natixis U.S. Finance Co., LLC, 0.27%, 3/1/2013	7,000,000	6,998,530
Nestle Capital Corp., 0.26%, 3/22/2013	13,750,000	13,745,134
Nestle Finance International Ltd.:
0.25%, 4/15/2013	5,000,000	4,997,465
0.26%, 3/25/2013	5,000,000	4,998,122
0.27%, 5/7/2013	7,500,000	7,494,656
Nissan Motor Acceptance Corp., 0.37%, 2/8/2013	5,000,000	4,999,640
Nordea North America, Inc.:
0.275%, 7/16/2013	10,500,000	10,486,766
0.3%, 3/13/2013	4,000,000	3,998,667
0.31%, 3/18/2013	5,000,000	4,998,063
0.32%, 3/18/2013	10,000,000	9,996,000
Queensland Treasury Corp., 0.2%, 2/14/2013	12,000,000	11,999,133
Rabobank U.S.A. Financial Corp., 0.46%, 3/7/2013	5,400,000	5,397,654
Regency Markets No. 1 LLC:
144A, 0.19%, 2/20/2013	17,500,000	17,498,245
144A, 0.219%, 2/7/2013	5,000,000	4,999,817
Sanofi-Aventis SA, 0.16%, 3/28/2013	11,034,000	11,031,303
SBAB Bank AB:
144A, 0.27%, 2/26/2013	6,000,000	5,998,875
144A, 0.28%, 3/4/2013	10,000,000	9,997,589
144A, 0.28%, 3/12/2013	6,000,000	5,998,180
Scaldis Capital LLC, 0.2%, 2/19/2013	10,000,000	9,999,000
Siemens Capital Co., LLC, 144A, 0.145%, 3/20/2013	10,000,000	9,998,107
Skandinaviska Enskilda Banken AB, 0.24%, 3/27/2013	18,000,000	17,993,520
Societe Generale North America, Inc., 0.28%, 3/4/2013	12,500,000	12,496,986
Standard Chartered Bank, 0.26%, 3/11/2013	18,000,000	17,995,060
Svenska Handelsbanken AB, 0.235%, 2/28/2013	8,500,000	8,498,502
Sydney Capital Corp., 144A, 0.28%, 4/9/2013	4,000,000	3,997,916
UOB Funding LLC:
0.205%, 2/19/2013	12,500,000	12,498,719
0.22%, 4/23/2013	5,500,000	5,497,278
0.24%, 2/22/2013	4,000,000	3,999,440
Working Capital Management Co., 144A, 0.21%, 2/15/2013	4,000,000	3,999,673

		691,058,924
Issued at Par * 3.4%
ASB Finance Ltd.:
144A, 0.44%, 9/4/2013	8,500,000	8,500,000
144A, 0.455%, 2/13/2013	6,000,000	6,000,000
144A, 0.659%, 2/1/2013	5,000,000	5,000,000
Australia & New Zealand Banking Group Ltd., 144A, 0.34%, 12/6/2013	4,000,000	4,000,000
Barton Capital LLC, 144A, 0.34%, 3/7/2013	10,000,000	9,999,999
BNZ International Funding Ltd., 144A, 0.382%, 10/23/2013	4,000,000	4,000,000
Kells Funding LLC, 144A, 0.304%, 10/21/2013	3,000,000	3,000,018
Westpac Banking Corp.:
144A, 0.298%, 9/3/2013	5,000,000	5,000,000
144A, 0.34%, 11/29/2013	13,250,000	13,250,000

		58,750,017

Total Commercial Paper (Cost $749,808,941)		749,808,941
Short-Term Notes * 12.7%
Bank of Nova Scotia:
0.24%, 8/9/2013	9,000,000	9,000,000
0.29%, 1/10/2014	8,000,000	8,000,000
0.296%, 1/10/2014	8,000,000	8,000,000
Canadian Imperial Bank of Commerce:
0.32%, 4/26/2013	12,000,000	12,000,000
0.485%, 2/7/2013	8,000,000	8,000,000
0.49%, 4/26/2013	17,500,000	17,500,000
Commonwealth Bank of Australia, 144A, 0.467%, 3/1/2013	18,000,000	18,000,000
HSBC Bank PLC, 144A, 0.74%, 5/15/2013	7,500,000	7,509,509
National Australia Bank Ltd.:
0.287%, 8/13/2013	8,500,000	8,500,000
0.465%, 3/8/2013	25,000,000	25,000,000
Rabobank Nederland NV:
0.371%, 1/27/2014	10,000,000	10,000,000
0.41%, 6/27/2013	5,000,000	5,000,000
0.462%, 5/7/2013	10,000,000	10,000,000
144A, 0.52%, 8/16/2014	12,000,000	12,000,000
Royal Bank of Canada, 0.52%, 6/4/2013	4,500,000	4,500,000
Sumitomo Mitsui Banking Corp., 0.47%, 3/15/2013	8,000,000	8,000,000
Svensk Exportkredit AB, 144A, 0.41%, 5/22/2013	4,000,000	4,000,000
Toronto-Dominion Bank, 0.294%, 4/19/2013	8,500,000	8,501,503
Westpac Banking Corp.:
0.34%, 11/15/2013	10,000,000	10,000,000
0.378%, 5/3/2013	12,000,000	12,002,645
0.465%, 8/9/2013	9,000,000	9,000,000
0.492%, 2/6/2013	5,000,000	5,000,000

Total Short-Term Notes (Cost $219,513,657)		219,513,657
Government & Agency Obligations 8.2%
U.S. Government Sponsored Agencies 4.1%
Federal Farm Credit Bank, 0.337% *, 10/29/2014	4,000,000	4,001,068
Federal Home Loan Bank:
0.17%, 7/5/2013	7,000,000	6,999,497
0.2% *, 11/8/2013	3,500,000	3,498,932
0.23%, 4/25/2013	5,000,000	5,000,000
0.36%, 5/16/2013	4,000,000	4,001,274
0.5%, 8/28/2013	7,000,000	7,011,882
Federal Home Loan Mortgage Corp., 0.169% **, 5/29/2013	10,000,000	9,994,475
Federal National Mortgage Association:
0.123% **, 2/19/2013	14,000,000	13,999,090
0.155% **, 3/4/2013	10,000,000	9,998,622
4.375%, 3/15/2013	7,500,000	7,536,492

		72,041,332
U.S. Treasury Obligations 4.1%
U.S. Treasury Bill, 0.172% **, 9/19/2013	18,000,000	17,980,162
U.S. Treasury Notes:
0.5%, 5/31/2013	13,500,000	13,515,413
0.5%, 10/15/2013	6,800,000	6,815,042
0.5%, 11/15/2013	8,000,000	8,021,769
0.625%, 2/28/2013	11,250,000	11,253,847
1.375%, 3/15/2013	8,200,000	8,211,326
2.5%, 3/31/2013	5,000,000	5,018,464

		70,816,023

Total Government & Agency Obligations (Cost $142,857,355)		142,857,355
Time Deposits 3.1%
BNP Paribas, 0.1%, 2/1/2013	20,000,000	20,000,000
Citibank NA, 0.16%, 2/1/2013	21,000,000	21,000,000
National Australia Bank Ltd., 0.11%, 2/1/2013	13,000,000	13,000,000

Total Time Deposits (Cost $54,000,000)		54,000,000
Municipal Bonds and Notes 2.2%
Texas, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4264, 144A, 0.12% ***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	20,000,000	20,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	13,000,000	13,170,143
Washington, Puttable Floating Option Tax-exempt Receipts, Series 821, 144A, 0.09% ***, 2/1/2034, LIQ: Bank of America NA	5,000,000	5,000,000

Total Municipal Bonds and Notes (Cost $38,170,143)		38,170,143
Repurchase Agreements 16.1%
BNP Paribas, 0.13%, dated 1/31/2013, to be repurchased at $10,000,036 on 2/1/2013 (a)	10,000,000	10,000,000
BNP Paribas, 0.16%, dated 1/31/2013, to be repurchased at $14,000,062 on 2/1/2013 (b)	14,000,000	14,000,000
Citigroup Global Markets, Inc., 0.11%, dated 1/30/2013, to be repurchased at $88,001,882 on 2/6/2013 (c)	88,000,000	88,000,000
Citigroup Global Markets, Inc., 0.13%, dated 1/31/2013, to be repurchased at $15,000,054 on 2/1/2013 (d)	15,000,000	15,000,000
HSBC Securities, Inc., 0.15%, dated 1/31/2013, to be repurchased at $24,000,100 on 2/1/2013 (e)	24,000,000	24,000,000
JPMorgan Securities, Inc., 0.07%, dated 1/30/2013, to be repurchased at $12,000,163 on 2/6/2013 (f)	12,000,000	12,000,000
JPMorgan Securities, Inc., 0.13%, dated 1/31/2013, to be repurchased at $11,000,040 on 2/1/2013 (g)	11,000,000	11,000,000
JPMorgan Securities, Inc., 0.16%, dated 1/31/2013, to be repurchased at $15,000,067 on 2/1/2013 (h)	15,000,000	15,000,000
JPMorgan Securities, Inc., 0.42%, dated 12/10/2012, to be repurchased at $17,519,396 on 3/15/2013 (i)	17,500,000	17,500,000
Merrill Lynch & Co., Inc., 0.13%, dated 1/31/2013, to be repurchased at $10,366,088 on 2/1/2013 (j)	10,366,051	10,366,051
Merrill Lynch & Co., Inc., 0.16%, dated 1/30/2013, to be repurchased at $10,001,333 on 3/1/2013 (k)	10,000,000	10,000,000
Merrill Lynch & Co., Inc., 0.17%, dated 1/31/2013, to be repurchased at $9,000,043 on 2/1/2013 (l)	9,000,000	9,000,000
The Goldman Sachs & Co., 0.15%, dated 1/31/2013, to be repurchased at $29,000,121 on 2/1/2013 (m)	29,000,000	29,000,000
The Toronto-Dominion Bank, 0.09%, dated 1/30/2013, to be repurchased at $15,000,263 on 2/6/2013 (n)	15,000,000	15,000,000

Total Repurchase Agreements (Cost $279,866,051)		279,866,051

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,736,213,900) †	100.0	1,736,213,900
Other Assets and Liabilities, Net	0.0	(162,510)

Net Assets	100.0	1,736,051,390

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of January 31, 2013.

†	The cost for federal income tax purposes was $1,736,213,900.
(a)	Collateralized by $10,201,900 U.S. Treasury Bill, maturing on 5/2/2013 with a value of $10,200,074.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,146,693	Federal Home Loan Mortgage Corp.	5.0-6.0	1/1/2035-8/1/2037	2,371,241
10,927,295	Federal National Mortgage Association	3.5-6.0	4/1/2016-9/1/2042	11,908,759
Total Collateral Value				14,280,000

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,037,078	Federal Home Loan Mortgage Corp.	1.386-2.75	12/15/2036-11/15/2039	10,696,261
50,803,017	Federal Home Loan Mortgage Corp. - Interest Only	4.5-6.344	4/15/2038-12/15/2042	10,339,058
7,424,338	Federal National Mortgage Association	3.497-3.904	4/25/2035-5/25/2042	7,110,744
73,859,452	Federal National Mortgage Association - Interest Only	6.296-6.536	1/25/2037-3/25/2042	13,474,213
4,975,264	Government National Mortgage Association	2.654	12/16/2052	3,734,760
274,608,120	Government National Mortgage Association - Interest Only	3.0-6.484	2/16/2036-12/16/2041	44,809,045
Total Collateral Value				90,164,081

(d)	Collateralized by $10,092,600 U.S. Treasury Inflation-Indexed Bond, 2.125%, maturing on 2/15/2040 with a value of $15,300,123.
(e)	Collateralized by $23,402,455 Government National Mortgage Association, 3.0%, maturing on 10/20/2042 with a value of $24,482,730.
(f)	Collateralized by $12,900,000 U.S. Treasury STRIPS, maturing on 5/15/2018 with a value of $12,240,681.
(g)	Collateralized by $19,005,000 U.S. Treasury STRIPS, maturing on 5/15/2030 with a value of $11,221,123.
(h)	Collateralized by $14,482,935 Federal Home Loan Mortgage Corp., 3.5%, maturing on 11/1/2042 with a value of $15,302,465.
(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,296,286	Ally Auto Receivables Trust	1.06	5/15/2017	2,313,652
1,690,619	ARI Fleet Lease Trust	0.506	1/15/2021	1,691,418
1,385,000	Central Park CLO Ltd.	1.502	7/23/2022	1,380,799
14,550,000	Nelnet Student Loan Trust	Zero Coupon	6/25/2035	12,765,647
Total Collateral Value				18,151,516

(j)	Collateralized by $10,558,500 U.S. Treasury Note, 0.25%, maturing on 10/31/2013 with a value of $10,573,444
(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,483,820	Federal Home Loan Mortgage Corp.	4.0	9/1/2041	4,891,024
5,075,062	Federal National Mortgage Association	2.489	5/1/2042	5,308,976
Total Collateral Value				10,200,000

(l)	Collateralized by $8,775,529 Federal National Mortgage Association, 2.489%, maturing on 5/1/2042 with a value of $9,180,001.
(m)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,348,091	Federal Home Loan Mortgage Corp.	4.0-4.5	12/1/2021-4/1/2025	15,256,394
13,193,307	Federal National Mortgage Association	4.0-6.0	9/1/2024-10/1/2041	14,323,606
Total Collateral Value				29,580,000

(n)	Collateralized by $14,609,800 U.S. Treasury Note, 2.625%, maturing on 12/31/2014 with a value of $15,300,083

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIQ: Liquidity Facility
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(o)	$—	$1,456,347,849	$—	$1,456,347,849
Repurchase Agreements	—	279,866,051	—	279,866,051
Total	$—	$1,736,213,900	$—	$1,736,213,900

There have been no transfers between fair value measurement levels during the period ended January 31, 2013.

(o)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013